SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2014
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2014
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,528,807	$7,834,715	$6,347,628	$5,334,003
Expenses	326,418	209,935	211,113	241,398

Net income	$2,202,389	$7,624,780	$6,136,515	$5,092,605

Net income per unit	$0.168	$0.581	$0.468	$0.388

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364